Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Sensitivity Analysis Of The Interest Rate Risks (Details)

As a result, financial income (with respect to short-term investments) and financial expense, net (with respect to long-term borrowings) would be impacted as follows:

Transactions	Interest rate risk	Book value	Reasonably possible change in basis points	Impact on profit or loss before tax	Impact on pre-tax equity
Short-term investments	CDI variation	2,434,089	10	2,456	2,456
Loans and financing	CDI variation	(758,810)	10	(782)	(782)
Obligations to FIDC senior quota holders	CDI variation	(2,074,571)	10	(2,217)	(2,217)

				(543)	(543)

Sensitivity Analysis Of Reasonably Possible Change Non-Designated Foreign Currency Derivatives (Details)

The impact on the Group’s pre-tax equity is due to changes in the fair value of forward exchange contracts (NDFs).

Exposed financial position	Denomination currency	Book value	Reasonably possible change	Impact on profit or loss before tax	Impact on pre-tax equity
Cash and cash equivalents - Deposits	U.S. dollar	62,441	5.0%	3,122	3,122
Short-term investments - Equity securities	U.S. dollar	240	5.0%	—	12
Short-term investments - Equity securities	Euro	8,278	5.0%	—	414
Short-term investments - Others	U.S. dollar	183,937	5.0%	9,197	9,197
Accounts receivable from card issuers	U.S. dollar	3,861	5.0%	—	193
Other accounts receivable	U.S. dollar	423	5.0%	21	21
Trade accounts payable	U.S. dollar	(41,788)	5.0%	(2,089)	(2,089)
Other accounts payable	U.S. dollar	(5,022)	5.0%	(251)	(251)

				10,000	10,619

Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details)

The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At December 31, 2018
Accounts payable to clients	4,996,102	—	—	—
Trade accounts payable	117,836	—	—	—
Loans and financing	761,056	1,395	—	—
Obligation to FIDC senior quota holders	16,646	2,057,925	—	—
Other accounts payable	14,248	4,667

At December 31, 2017
Accounts payable to clients	3,637,510	—	—	—
Trade accounts payable	53,238	—	—	—
Loans and Financing	13,839	3,032	—	—
Obligation to FIDC senior quota holders	8,695	—	2,056,331	—
Other accounts payable	38,417	—	—	—

Schedule of Assets As Per Statement of Financial Position (Details)
Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total
At December 31, 2018
Short-term investments	—	2,762,071	8,518	2,770,589
Accounts receivable from card issuers	—	—	9,244,608	9,244,608
Trade accounts receivable	44,616	—	—	44,616
Derivative financial instruments	—	1,195	—	1,195
Other accounts receivable	15,366	—	—	15,366

	59,982	2,763,266	9,253,126	12,076,374

	Loans and receivables	Assets at fair value through profit or loss	Assets available- for-sale	Total
At December 31, 2017
Short-term investments	—	157,238	44,524	201,762
Accounts receivable from card issuers	5,078,430	—	—	5,078,430
Trade accounts receivable	23,120	—	—	23,120
Assets held for sale	8,168	—	—	8,168

	5,109,718	157,238	44,524	5,311,480

Schedule of Liabilities As Per Statement Of Financial Position (Details)
b)	Liabilities as per statement of financial position

	Amortized cost	FVPL	Total
At December 31, 2018
Accounts payable to clients	4,996,102	—	4,996,102
Trade accounts payable	117,836	—	117,836
Loans and financing	762,451	—	762,451
Obligations to FIDC senior quota holders	2,074,571	—	2,074,571
Derivative financial instruments	—	586	586
Other accounts payable	14,248	—	14,248

	7,965,208	586	7,965,794

	Liabilities at amortized cost	Liabilities at fair value through profit or loss	Total
At December 31, 2017
Accounts payable to clients	3,637,510	—	3,637,510
Trade accounts payable	53,238	—	53,238
Loans and financing	16,871	—	16,871
Obligations to FIDC senior quota holders	2,065,026	—	2,065,026
Other accounts payable	38,417	—	38,417

	5,811,062	—	5,811,062

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)

The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2018			2017
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Cash and cash equivalents (1)	297,929	297,929	I	641,952	641,952	I
Short-term investments (1)	2,770,589	2,770,589	I/II	201,762	201,762	I/II
Accounts receivable from card issuers (2)	9,244,608	9,244,608	II	5,078,430	5,007,534	II
Trade accounts receivable (3)	44,616	44,616	II	23,120	23,120	II
Derivative financial instruments (4)	1,195	1,195	II	—	—
Other accounts receivable (3)	15,367	15,367	II	8,168	8,168	II

	12,374,304	12,374,304		5,953,432	5,882,536

Financial liabilities
Accounts payable to clients (4)	4,996,102	4,898,949	II	3,637,510	3,541,537	II
Trade accounts payable (3)	117,836	117,836	II	53,238	53,238	II
Loans and financing (5)	762,451	747,651	II	16,871	17,442	II
Obligations to FIDC senior quota holders (5)	2,074,571	2,045,397	II	2,065,026	2,028,521	II
Derivative financial instruments (4)	586	586	II	—	—
Other accounts payable (3)	18,916	18,916	II	38,417	38,417	II

	7,970,462	7,829,335		5,811,062	5,679,155

(1)	The carrying values of cash equivalents and short-term investments approximate their fair values due to their short-term nature.
(2)

Accounts receivable from card issuers are measured at FVOCI as they are held to collect contractual cash flows and can sell the receivable. Fair value is estimated by discounting future cash flows using market rates for similar items.

(3)

The carrying values of trade accounts receivable, other accounts receivable, trade accounts payable and other accounts payable are measured at amortized cost and are recorded at their original amount, less the provision for impairment and adjustment to present value, when applicable. The carrying values is assumed to approximate their fair values, taking into consideration the realization of these balances, and settlement terms do not exceed 60 days.

(4)

The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Non-deliverable forward contracts are valued using valuation techniques, which employ the use of market observable inputs.

(5)

Accounts payable to clients, loans and financing, and obligations to FIDC senior quota holders are measured at amortized cost. Fair values are estimated by discounting future cash flows using weighted average cost of capital rate.

Schedule of Adjusted Net Cash (Details)

The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2018 and 2017 was as follows:

	2018	2017
Cash and cash equivalents	297,929	641,952
Short-term investments	2,770,589	201,762
Accounts receivable from card issuers	9,244,608	5,078,430

Adjusted cash	12,313,126	5,922,144
Accounts payable to clients	(4,996,102)	(3,637,510)
Loans and financing	(762,451)	(16,871)
Obligations to FIDC senior quota holders	(2,074,571)	(2,065,026)

Adjusted debt	(7,833,124)	(5,719,407)

(=) Adjusted Net Cash	4,480,002	202,737